UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Real Estate Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

WORLDWIDE REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number of Shares					Value
COMMON STOCKS: 98.0%
	Argentina: 2.1%
	35,000	IRSA Inversiones y Representaciones S.A. (GDR) *				$290,500

	Australia: 4.1%
	61,324	Lend Lease Corp. Ltd. #				571,150

	Canada: 10.9%
	43,375	Brookfield Properties Corp. (USD)				488,402
	70,800	Killam Properties, Inc.				458,267
	163,800	TimberWest Forest Corp.*				576,777
						1,523,446

	China/Hong Kong: 11.4%
	30,000	Cheung Kong Holdings Ltd. #				379,271
	250,000	Hang Lung Properties Ltd. #				915,300
	20,000	Sun Hung Kai Properties Ltd. #				293,769
		Tian An China Investment Co. Warrants
	120,000	(HKD 10.00, expiring 1/2/10) *				155
						1,588,495

	France: 3.4%
	2,250	Unibail - Rodamco #				468,570

	Germany: 1.2%
	15,000	IVG Immobilien AG * #				166,330

	India: 0.7%
	28,000	Hirco PLC (GBP) * #				91,568

Italy: 1.2%
	200,000	Beni Stabili S.p.A. #				172,883

	Japan: 15.5%
	59,000	Mitsubishi Estate Co. Ltd. #				922,985
	30,000	Mitsui Fudosan Co. Ltd. #				505,153
	40,000	Sumitomo Realty & Development Co. Ltd. #				728,642
						2,156,780

	Mexico: 4.6%
	17,000	Desarrolladora Homex S.A. de C.V. (ADR) *				642,260

	Philippines: 3.1%
	12,500,000	Megaworld Corp. #				393,817
		Megaworld Corp. Warrants
	2,000,000	(PHP 1.00, expiring 4/28/14) * #				30,857
						424,674
	United Kingdom: 3.0%
	32,160	British Land Co. PLC #				244,846
	17,163	Land Securities Group PLC #				171,844
						416,690

	United States: 36.8%
	55,000	Annaly Capital Management, Inc.				997,700
	9,000	Boston Properties, Inc.				589,950
	13,000	CB Richard Ellis Group, Inc. (Class A) *				152,620
	35,000	Chimera Investment Corp.				133,700
	10,000	Liberty Property Trust				325,300
	34,600	MVC Capital, Inc.				303,788
	35,000	Post Properties, Inc.				630,000
	13,500	Prologis				160,920
	5,500	Public Storage, Inc.				413,820
	10,000	Starwood Hotels & Resorts Worldwide, Inc.				330,300
	50,000	Sunstone Hotel Investors, Inc. *				355,000
	45,000	Walter Investment Management Corp. *				720,900
						5,113,998
	Total Common Stocks
	(Cost: $12,489,473)					13,627,344

MONEY MARKET FUND: 2.0%
	(Cost: $282,988)
	282,988	AIM Treasury Portfolio - Institutional Class				282,988

	Total Investments: 100.0%
	(Cost: $12,772,461)					13,910,332
Other assets less liabilities: 0.0%						4,316
	NET ASSETS: 100.0%					$13,914,648

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
PHP	Philippine Peso
USD	United States Dollar

*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,056,985 which represents 43.5% of net assets.

Summary of Investments by Industry				% of Investments		Value
	Apartments			13.6%		$1,891,447
	Diversified			42.0		5,840,871
	Forest Products			4.1		576,777
	Hotels and Motels			8.0		1,109,974
Office				17.9		2,492,967
Storage				3.0		413,820
Other				9.4		1,301,488
	Total Common Stocks			98.0		13,627,344
	Money Market Fund			2.0		282,988
	Total Investments			100.0%		$13,910,332

The aggregate cost of investments owned for Federal income tax purposes is $12,887,434 and unrealized
(depreciation) on such investments is:
Gross Unrealized Appreciation						$3,880,107
Gross Unrealized Depreciation						(2,857,209)
	Net Unrealized Appreciation					$1,022,898

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

				Level 2	Level 3
			Level 1	Significant	Significant	Fair Value
			Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Argentina		$290,500	$ -	$ -	$290,500
Australia			-	571,150	-	571,150
Canada			1,523,446	-	-	1,523,446
	China / Hong Kong		155	1,588,340	-	1,588,495
France			-	468,570	-	468,570
Germany			-	166,330	-	166,330
India			-	91,568	-	91,568
Italy			-	172,883	-	172,883
Japan			-	2,156,780	-	2,156,780
Mexico			642,260	-	-	642,260
	Philippines		0	424,674	-	424,674
	United Kingdom		-	416,690	-	416,690
	United States		5,113,998	-	-	5,113,998

	Money Market Fund:
	United States		282,988	-	-	282,988
Total			$7,853,347	$ 6,056,985	$ -	$13,910,332

See Note to Schedule of Investments

 Worldwide Real Estate Fund
Note To Schedule of Investments
September 30, 2009 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Real Estate Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, Worldwide Real Estate Fund

Date: November 30, 2009

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

Date: November 30, 2009